Share-based payments - Restricted Share Units Narrative (Details) $ in Thousands		12 Months Ended
	Aug. 29, 2020	Dec. 31, 2021 USD ($) shares segment	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares beneficiary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of beneficiaries who forfeited other equity instruments granted | beneficiary				1
Expense from share-based payment transactions with employees		$ 24,896	$ 5,445	$ 1,577
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term of other equity instruments granted		10 years
Exchange ratio upon vesting or expiration (in shares) | shares		1
Number of other equity instruments granted in (in shares) | shares		486,000	210,000	74,000
Number of other equity instruments forfeited (in shares) | shares		56,000	49,500	0
Number of beneficiaries who forfeited other equity instruments granted | segment		1
Number of other equity instruments settled (in shares) | shares		59,901,000	0	0
Tax withheld		$ 145
Expense from share-based payment transactions with employees		3,238	$ 127	$ 95
Restricted Share Units (RSU) | Related to research and development expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees		571	8	0
Restricted Share Units (RSU) | General and administrative expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees		$ 2,667	$ 119	$ 95
Restricted Share Units (RSU) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Restricted Share Units (RSU) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		4 years